Prepaid Expenses and Other Receivables - Schedule of Prepaid Expenses and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Prepaid Expenses and Other Receivables [Abstract]
Government authorities	$ 315	$ 325
Prepaid expenses	1,042	472
Other receivables	17	19
Total prepaid expenses and other receivables	$ 1,374	$ 816